Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration and Evaluation Assets
Exploration and Evaluation Assets

18. Exploration and Evaluation Assets

	December 31	December 31
($ millions)	2023	2022
Beginning of year	1 995	2 226
Acquisitions and additions	3	41
Transfers to oil and gas assets	-	(34)
Disposals and derecognition	(240)	-
Reclassified to assets held for sale (note 33)	-	(239)
Foreign exchange adjustments	-	1
End of year	1 758	1 995

In 2023, the company derecognized $240 million on its Meadow Creek development properties in the Oil Sands segment as these properties no longer align with the company’s future development plans.